Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates
%
Research and development equipment	25
Manufacturing equipment	15 – 20
Office furniture and equipment	7 – 33

Leasehold improvements depreciated over the shorter of the relevant lease period or their useful lives (mainly at 25%)